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                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                       Supplement dated September 8, 2000
                                       to
                   Money Market and Bond Portfolios Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolios' Investment Advisory Agreements, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with those agreements. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Portfolios under the Investment Advisory Agreements, including the portfolio managers and the supervisory personnel, are employees of Glenmede Advisers, where they continue to provide such services to the Portfolios. Therefore, management of the Portfolios was not affected by this change. Glenmede Advisers, located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania, 19103, currently has over $3 billion in assets under management.


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                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                       Supplement dated September 8, 2000
                                       to
                       Statement of Additional Information
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Statement of Additional Information.

         The Statement of Additional Information is hereby revised as follows:


         The Emerging Markets Portfolio of The Glenmede Fund, Inc. is being liquidated. As a result, the Emerging Markets Portfolio is closed to investment.

                                       ***

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolios' Investment Advisory and Sub-Investment Advisory Agreements, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with those agreements.